Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment information
Summary of operating segment results

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues
Vip.com	40,141,216	56,552,877	72,817,634
Internet finance business	61,996	114,735	249,726
Inter-segment revenues(1)	—	(76,310)	(155,047)

Total net revenues	40,203,212	56,591,302	72,912,313
Income (loss) from operations
Vip.com	2,632,643	3,665,649	4,063,238
Internet finance business(2)	5,689	(172,750)	(366,025)
Unallocated expenses(3)	(567,783)	(785,190)	(1,006,767)

Total income from operations	2,070,549	2,707,709	2,690,446
Total other expenses	(20,029)	(41,625)	(149,593)

Income before income taxes and share of loss of affiliates	2,050,520	2,666,084	2,540,853

Schedule of depreciation of property and equipment, net (included in the measurement of segment profit or loss)

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Vip.com	291,055	610,293	714,656
Internet finance business	346	683	6,184

Total depreciation of property and equipment, net	291,401	610,976	720,840

(1)	Inter-segment revenues mainly consist of payment processing and financing services provided by the Internet finance business to Vip.com.
(2)

The operating loss of the Internet finance business includes the interest revenue of RMB15,525, RMB45,969 and RMB161,752 for the years ended December 31, 2015, 2016 and 2017, respectively, and interest expense of nil, RMB29, 426 and RMB121,793 for the years ended December 31, 2015, 2016 and 2017, respectively.

(3)	Unallocated expenses include share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

Schedule of information about segment assets

	Year ended December 31,
	2016	2017
	RMB	RMB
Vip.com	20,058,967	30,158,119
Internet finance business	5,035,486	7,824,701

Total assets	25,094,453	37,982,820

Schedule of revenues from different product groups and services

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Product revenues
Apparel	13,887,533	20,381,929	24,642,418
Shoes and bags	5,439,785	7,734,909	8,340,015
Cosmetics	5,191,552	7,574,423	10,607,267
Sportswear and sporting goods	2,656,546	3,518,007	4,747,077
Home goods and other lifestyle products	2,941,734	6,622,624	9,875,682
Toys, kids and baby	4,609,484	5,535,834	6,978,246
Other goods	4,683,327	3,914,174	5,980,948

	39,409,961	55,281,900	71,171,653
Other revenues	793,251	1,309,402	1,740,660

Total net revenues	40,203,212	56,591,302	72,912,313